Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ 2,423	$ (3,219)
Change in fair value of cash flow hedges, net of tax (recovery) and expense	20,644	(22,077)
Change in unrealized pension and other post-employment expense, net of tax expense and (recovery)	$ (8,330)	$ 9,176